Investment in associates and joint ventures	12 Months Ended
Dec. 31, 2024
Disclosure of associates [abstract]
Investment in associates and joint ventures
14. Investment in associates and joint ventures

	2024 $m	2023 $m

Cost

At 1 January	101	89

Additions	6	3

Share of profits a	10	13

System Fund share of losses	(2)	(3)

Dividends and distributions	(7)	(1)

At 31 December	108	101

Impairment

At 1 January	(53)	(53)

Impairment charge	(4)	–

At 31 December	(57)	(53)

Net book value	51	48

Analysed as:

Barclay associate	7	3

Other associates	39	43

Joint ventures	5	2

	51	48

a.
In 2023 and 2022, the total share of profits/(losses) from associates and joint ventures in the Group income statement included $18m gain and $18m loss, respectively, due to the liability recognised in 2022 and its subsequent reversal (see note
6
). In 2022, $42m was included within exceptional items in addition to the $18m.

Barclay associate
The Group held one associate investment which had a significant impact on profit for the prior year, a 19.9% interest in 111 East 48th Street Holdings, LLC (the ‘Barclay associate’) which owns InterContinental New York Barclay, a hotel managed by the Group. The investment is classified as an associate and equity accounted. While the Group has the ability to exercise significant influence through certain decision rights, approval rights relating to the hotel’s operating and capital budgets rest solely with the 80.1% majority member. The Group’s ability to receive cash dividends is dependent on the hotel generating sufficient income to satisfy specified owner returns.

Summarised financial information in respect of the Barclay associate is set out below:

	2024 $m	2023 $m

Non-current assets	449	462

Current assets	112	86

Current liabilities	(21)	(23)

Non-current liabilities	(236)	(256)

Net assets	304	269

Group’s share of reported net assets at 19.9%	60	53

Adjustments to reflect impairment, capitalised costs and additional rights and obligations under the shareholder agreement	(11)	(8)

Effect of specially allocated expenses (note 6 )	(42)	(42)

Carrying amount	7	3

	2024 $m	2023 $m

Revenue	130	131

Profit from continuing operations and total comprehensive income for the year	15	15

Group’s share of profit for the year a	4	3

a.	Includes specially allocated expenses and the cost of funding owner returns.
Impairment and impairment reversals of other associates
2024 impairment
In 2024,
the
impairment charge of $4m
related
to an associate in the Americas region and arose due to a decline in trading conditions.
2022 impairment reversal
In 2022,
a
n

impairment reversal of $2m related to an associate in the Americas region
and
arose due to strong trading conditions and significantly improved industry forecasts.